Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended											12 Months Ended								12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 Property	Dec. 31, 2010	Sep. 30, 2010 tenant Property	Dec. 31, 2011 Brookdale Senior Living, Inc.	Sep. 30, 2011 Sunrise Property	Dec. 31, 2011 Sunrise Property	Dec. 31, 2009 Senior housing Property	Dec. 31, 2011 Senior housing Brookdale Senior Living, Inc. Property	Oct. 31, 2009 Sunrise Property	Jun. 30, 2009 Sunrise Property	Dec. 31, 2011 Gross Assets Operators HCR ManorCare, Inc.	Dec. 31, 2010 Gross Assets Operators HCR ManorCare, Inc.	Dec. 31, 2011 Gross Assets Operators Brookdale Senior Living, Inc.	Dec. 31, 2010 Gross Assets Operators Brookdale Senior Living, Inc.	Dec. 31, 2011 Gross Assets Operators Emeritus	Dec. 31, 2010 Gross Assets Operators Emeritus	Dec. 31, 2011 Gross Assets Operators Sunrise	Dec. 31, 2010 Gross Assets Operators Sunrise	Dec. 31, 2011 Gross Assets Operators Senior housing HCR ManorCare, Inc.	Dec. 31, 2011 Gross Assets Operators Senior housing Brookdale Senior Living, Inc.	Dec. 31, 2010 Gross Assets Operators Senior housing Brookdale Senior Living, Inc.	Dec. 31, 2011 Gross Assets Operators Senior housing Emeritus	Dec. 31, 2010 Gross Assets Operators Senior housing Emeritus	Dec. 31, 2011 Gross Assets Operators Senior housing Sunrise	Dec. 31, 2010 Gross Assets Operators Senior housing Sunrise	Dec. 31, 2011 Gross Assets Operators Post-acute/skilled nursing HCR ManorCare, Inc.	Dec. 31, 2010 Gross Assets Operators Post-acute/skilled nursing HCR ManorCare, Inc.	Dec. 31, 2011 Revenue Operators HCR ManorCare, Inc.	Dec. 31, 2010 Revenue Operators HCR ManorCare, Inc.	Dec. 31, 2009 Revenue Operators HCR ManorCare, Inc.	Dec. 31, 2011 Revenue Operators Brookdale Senior Living, Inc.	Dec. 31, 2010 Revenue Operators Brookdale Senior Living, Inc.	Dec. 31, 2009 Revenue Operators Brookdale Senior Living, Inc.	Dec. 31, 2011 Revenue Operators Emeritus	Dec. 31, 2010 Revenue Operators Emeritus	Dec. 31, 2009 Revenue Operators Emeritus	Dec. 31, 2011 Revenue Operators Sunrise	Dec. 31, 2010 Revenue Operators Sunrise	Dec. 31, 2009 Revenue Operators Sunrise	Dec. 31, 2011 Revenue Operators Senior housing HCR ManorCare, Inc.	Dec. 31, 2011 Revenue Operators Senior housing Brookdale Senior Living, Inc.	Dec. 31, 2010 Revenue Operators Senior housing Brookdale Senior Living, Inc.	Dec. 31, 2009 Revenue Operators Senior housing Brookdale Senior Living, Inc.	Dec. 31, 2011 Revenue Operators Senior housing Emeritus	Dec. 31, 2010 Revenue Operators Senior housing Emeritus	Dec. 31, 2009 Revenue Operators Senior housing Emeritus	Dec. 31, 2011 Revenue Operators Senior housing Sunrise	Dec. 31, 2010 Revenue Operators Senior housing Sunrise	Dec. 31, 2009 Revenue Operators Senior housing Sunrise	Dec. 31, 2011 Revenue Operators Post-acute/skilled nursing HCR ManorCare, Inc.	Dec. 31, 2010 Revenue Operators Post-acute/skilled nursing HCR ManorCare, Inc.	Dec. 31, 2009 Revenue Operators Post-acute/skilled nursing HCR ManorCare, Inc.
Concentration of Credit Risk
Concentration risk, asset percentage (as a percent)												35.00%	12.00%	5.00%	5.00%	6.00%	8.00%	7.00%	10.00%	14.00%	16.00%	16.00%	18.00%	26.00%	22.00%	30.00%	94.00%	75.00%
Concentration risk, revenue percentage (as a percent)																													27.00%	9.00%	7.00%	7.00%	5.00%	6.00%	7.00%	6.00%	5.00%	6.00%	9.00%	11.00%	10.00%	24.00%	18.00%	20.00%	23.00%	19.00%	16.00%	18.00%	29.00%	38.00%	83.00%	71.00%	51.00%
Facilities leased directly to Sunrise, number						2
Number of facilities formerly managed by Sunrise								15		15
Number of properties managed by Sunrise after the transition to new operators										75
Company's gross real estate assets in California, excluding assets held for sale, as a percentage of total assets		23.00%	26.00%
Impairments recognized for intangible assets	$ 75.5							$ 5.9			$ 6.0
Number of facilities formerly managed by Sunrise that were impaired								12			12
Concentration risk, revenue					$ 47.1		$ 32.6
Number of senior living communities operating in a RIDEA structure		21					27		21
Operator revenues as a percentage of segment revenues							37.00%																																			33.00%
Operator revenues as a percentage of total revenues							11.00%																																			10.00%
Operator assets as a percentage of segment assets																					27.00%
Operator assets as a percentage of total assets																					9.00%
Properties Leased, Number				27
VIE Tenants, Number				4